ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Accounts receivable	$ 52,040,963	$ 73,797,773
Less: allowance for doubtful accounts	(1,489,171)	(1,253,571)
Accounts receivable, net	$ 50,551,792	$ 72,544,202